UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21769

Highland Special Situations Fund

(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)
James D. Dondero
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: December 31
Date of reporting period: September 30, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
INVESTMENT PORTFOLIO

As of September 30, 2008 (unaudited)	Highland Special Situations Fund

Principal Amount ($)		Value ($)
Senior Loans (a) - 40.6%

Aerospace - 1.7%
2,000,000	US Airways Group, Inc.
	Term Loan, 6.21%, 03/24/14	1,250,000

Chemicals - 0.9%
773,600	Tronox Worldwide, LLC
	Revolver, 11/29/10 (b)	676,900

Diversified Media - 1.4%
1,994,949	Tribune Co.
	Initial Trance B Advance, 06/04/14	1,042,999

Energy - 2.6%
2,000,000	Venoco, Inc.
	Second Lien Term Loan, 6.81%, 09/20/11	1,890,000

Forest Products/Containers - 3.2%
2,500,000	Boise Paper Holdings, LLC
	Second Lien Term Loan, 11.00%, 02/23/15	2,275,000

Gaming/Leisure - 4.4%
4,407,226	Green Valley Ranch Gaming, LLC
	New Term Loan, 5.71%, 02/16/14	3,129,130

Healthcare - 2.3%
1,964,557	LifeCare Holdings
	Term Loan, 7.96%, 08/11/12	1,640,405

Housing - 6.1%
4,539,992	Trussway Industries, Inc.
	Term Loan, 7.26%, 05/31/09 (c) (d)	4,353,398

Service - 4.5%
4,665,611	Thermo Fluids (Northwest), Inc.
	Tranche B Term Loan, 06/27/13	3,265,928

Transportation - Automotive - 3.6%
1,989,873	Ford Motor Co.
	Term Loan, 12/16/13	1,328,241

	Motor Coach Industries International, Inc.
449,517	Second Lien Term Loan, 11.13%, 12/01/08 PIK (e)	404,565
550,812	Tranche A DIP, 09/16/09 (f)	433,764
393,016	Tranche B DIP, 09/16/09 (f)	385,156
330,829	Penda Corp.
	Term Loan, 9.93%, 05/03/10 (d) (e)	18,923

		2,570,649

Transportation - Land Transportation - 0.5%
963,205	Gainey Corp.
	Term Loan, 04/20/12 (f)	327,490

Utility - 2.4%
2,612,418	Entegra TC LLC
	Third Lien Term Loan, 10/19/15	1,720,930

Wireless Communications - 7.0%
1,496,222	Clearwire Corp.
	Term Loan, 9.14%, 07/03/12	1,421,411
3,979,695	MetroPCS Wireless, Inc.
	New Tranche B Term Loan, 5.44%, 11/04/13	3,576,751

		4,998,162

	Total Senior Loans (Cost $32,319,840)	29,140,991

Foreign Denominated Senior Loans (a) - 2.5%

Denmark EUR - 2.5%
3,256,337	Danish Holdco A/S
	Mezzanine Facility, 10.20%, 05/01/17 PIK	1,790,986

	Total Foreign Denominated Senior Loans (Cost $3,256,337)	1,790,986

Asset-Backed Securities (g) (h) - 2.0%
1,000,000	Cent CDO, Ltd.
	Series 2007-15A, Class C, 4.94%, 03/11/21	498,506
1,000,000	Gulf Stream Sextant CLO, Ltd.
	Series 2007-1A, Class D, 5.21%, 06/17/21	529,453
1,000,000	Stanfield McLaren CLO, Ltd.
	Series 2007-1A, Class B2L, 7.31%, 02/27/21	426,112

	Total Asset-Backed Securities (Cost $2,168,800)	1,454,071

Corporate Notes and Bonds - 23.2%

Broadcasting - 0.2%
1,000,000	Young Broadcasting, Inc.
	10.00%, 03/01/11 (i)	150,000

Cable/Wireless Video - 3.6%
2,000,000	CCH I LLC
	11.00%, 10/01/15 (i)	1,330,000
1,250,000	Grande Communications Holdings, Inc.
	14.00%, 04/01/11	1,237,500

		2,567,500

Consumer Non-Durables - 2.2%
2,000,000	Solo Cup Co.
	8.50%, 02/15/14	1,610,000

Energy - 3.1%
3,000,000	Energy XXI Gulf Coast, Inc.
	10.00%, 06/15/13	2,265,000

Financial - 2.2%
2,000,000	HUB International Holdings, Inc.
	10.25%, 06/15/15 (g)	1,590,000

Gaming/Leisure - 0.5%
2,250,000	Tropicana Entertainment LLC Finance Corp.
	9.63%, 12/15/14 (e) (i)	326,250

INVESTMENT PORTFOLIO (continued)

As of September 30, 2008 (unaudited)	Highland Special Situations Fund

Principal Amount ($)		Value ($)
Corporate Notes and Bonds (continued)

Healthcare - 7.5%
1,000,000	Celtic Pharma Phinco B.V.
	17.00%, 06/15/12 PIK	990,000
742,869	Cinacalcet Royalty Sub LLC
	8.00%, 03/30/17 (g)	839,441
1,000,000	Molecular Insight Pharmaceuticals, Inc.
	11.10%, 11/01/12 (h)	1,022,500
1,038,750	Pharma X
	15.50%, 03/30/17 PIK	1,028,363
1,500,000	TCD PhaRMA
	16.00%, 04/15/24 (g)	1,485,000

		5,365,304

Housing - 3.9%
	Realogy Corp.
2,000,000	10.50%, 04/15/14	890,000
5,500,000	12.38%, 04/15/15 (i)	1,897,500

		2,787,500

Transportation - Automotive - 0.0%
2,000,000	Motor Coach Industries International, Inc.
	11.25%, 05/01/09 (e)	10,000

	Total Corporate Notes and Bonds (Cost $23,626,122)	16,671,554

Claims - 0.0%

Utility - 0.0%
2,400,000	Mirant Corp.	24,000

	Total Claims (Cost $0)	24,000

Shares
Common Stocks - 28.8%

Broadcasting - 0.0%
7,782	GrayTelevision, Inc.	13,385

Energy - 1.3%
37,100	Helix Energy Solutions Group, Inc. (j)	900,788

Healthcare - 4.8%
1,000,000	Genesys Ltd. (d)	1,451,000
38,990	Teva Pharmaceutical Industries Ltd., SP ADR (i)	1,785,352
4,700	WellPoint, Inc. (j)	219,819

		3,456,171

Housing - 7.9%
70,329	Trussway Industries, Inc. (c) (d) (j)	5,651,638

Retail - 0.0%
12,265,769	Home Interiors & Gifts, Inc. (d) (j)	—

Service - 13.8%
660,008	Safety-Kleen Systems, Inc. (j)	9,906,716

Utility - 0.8%
29,506	Mirant Corp. (j)	539,656
1,450	Portland General Electric Co.	34,311

		573,967

Wireless Communications - 0.2%
138,632	ICO Global Communications Holdings, Ltd. (j)	151,109

	Total Common Stocks (Cost $15,597,913)	20,653,774

Units
Warrants - 0.0%

Cable/Wireless Video - 0.0%

1,250	Grande Communications Holdings, Inc., expires 04/01/11 (j)	13

Wireless Communications - 0.0%
220,000	Clearwire Corp., expires 08/15/10 (j)	7,562

	Total Warrants Cost $374,013)	7,575

Total Investments - 97.1% (Cost of $77,343,025) (k)		69,742,951

Preferred Shares at Liquidation Value - (0.6)%		(411,000)

Other Assets & Liabilities, Net - 3.5%		2,526,255

Net Assets applicable to Common Shareholders - 100.0%		71,858,206

INVESTMENT PORTFOLIO (continued)

As of September 30, 2008 (unaudited)	Highland Special Situations Fund

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. (Unless otherwise identified by footnote (g), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. The rate shown represents the weighted average rate at September 30, 2008. Senior loans, while exempt from registration under the Securities Act of 1933, as amended, (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	Senior loan assets have additional unfunded loan commitments. See Note 9.

(c)	Affiliated issuer.

(d)	Represents fair value as determined by the Fund’s Board of Trustees ( the “Board”) or its designee, in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $11,474,959, or 16.0% of net assets, were fair valued as of September 30, 2008.

(e)	The issuer is in default of its payment obligation. Income is not being accrued.

(f)	All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

(g)	Security exempt from registration pursuant to Rule 144A under the 1933 Act. This security may only be resold, in transactions exempt from registration, to qualified institutional buyers. At September 30, 2008, this security amounted to $5,368,511 or 7.5% of net assets.

(h)	Variable rate asset. The interest rate shown reflects the rate in effect at September 30, 2008.

(i)	Securities (or a portion of securities) on loan as of September 30, 2008.

(j)	Non-income producing security.

(k)	Cost for U.S. Federal income tax purposes is $77,343,025. PIK Payment-in-Kind

ADR	American Depositary Receipt

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

EUR	Euro Currency

SP ADR	Sponsored American Depositary Receipt
Foreign Denominated Senior Loans
Industry Concentration Table:
(% of Total Net Assets)

Healthcare	2.5%

Total	2.5%

Gross unrealized appreciation	$9,848,417
Gross unrealized depreciation	(17,448,491)
Net unrealized appreciation	$(7,600,074)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2008	Highland Special Situations Fund
Security Valuation
In computing the Fund’s net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day will be valued by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are value based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources.
If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund’s net asset value), such securities are valued at their fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board. In these cases, the Fund’s net asset value will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values.
There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurement” (“FAS 157”)
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurement,” which is effective for financial statements issued for fiscal years beginning after November 15, 2007. FAS 157 defines how fair value should be determined for financial reporting purposes, establishes a framework for measuring fair value under GAAP, and requires additional disclosures about the use of fair value measurements, but is not expected to result in any changes to the fair value measurements of the Fund’s investments. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on net assets.
The Fund has adopted FAS 157 as of January 1, 2008. The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of FAS 157 did not have any material effect on the Fund’s net asset value. However, the adoption of FAS 157 does require the Fund to provide additional disclosures about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the reportable periods as contained in the Fund’s periodic filings. The three levels of the fair value hierarchy established under FAS 157 are described below:

•	Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

•	Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers; and

•	Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Assets at Fair Value	Total
Portfolio Investments	$70,816,050
Other Financial Instruments *	—

Total	$70,816,050

Assets at Fair Value	Level 1
Portfolio Investments	$3,493,311
Other Financial Instruments *	—

Total	$3,493,311

Assets at Fair Value	Level 2
Portfolio Investments	$53,146,196
Other Financial Instruments *	—

Total	$53,146,196

Assets at Fair Value	Level 3
Portfolio Investments	$14,176,543
Other Financial Instruments *	—

Total	$14,176,543

*	Investment sold short.
The Fund did not have any liabilities that were measured at fair value on a recurring basis at September 30, 2008.
The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2007 and at September 30, 2008.

Assets at Fair Value Using
Unobservable Inputs (Level 3)	Portfolio Investments
Balance as of December 31, 2007	$12,873,304
Transfers in/(out) of Level 3	2,387,700
Net amortization/(accretion) of premium/(discount)	37,073
Net realized gains/(losses)	—
Net unrealized gains/(losses)	(2,471,466)
Net purchases and sales *	1,349,932

Balance as of September 30, 2008	$14,176,543

*	Includes only applicable borrowings and/or paydowns made on revolving credit facilities held in the Fund’s investment portfolio.
The net unrealized losses presented in the table above relate to investments that are still held at September 30, 2008, and the Fund presents these unrealized losses on the Statement of Operations as net change in unrealized appreciation/(depreciation) on investments.
Investments designated as Level 3 may include assets valued using quotations or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the nine months ended September 30, 2008, $1,990,453 of the Fund’s portfolio investments were transferred from Level 2 to Level 3.
For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Highland Special Situations Fund

By (Signature and Title)*	/s/ James D. Dondero

James D. Dondero, President
(principal executive officer)

Date	11/25/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Dondero

James D. Dondero, President
(principal executive officer)

Date	11/25/2008

By (Signature and Title)*	/s/ M. Jason Blackburn

M. Jason Blackburn, Secretary and Treasurer
(principal financial officer)

Date	11/25/2008

*	Print the name and title of each signing officer under his or her signature.